PENSIONS	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Pensions

25.	PENSIONS
Defined contribution scheme

We operate a defined contribution scheme. The pension cost for the period represents contributions payable by us to the scheme. The charge to net income for the years ended December 31, 2022, 2021 and 2020 was $1.7 million, $2.2 million and $2.1 million, respectively.

Defined benefit schemes

We have two defined benefit pension plans both of which are closed to new entrants but still cover certain of our employees. Benefits are based on the employees' years of service and compensation. Net periodic pension plan costs are determined using the Projected Unit Credit Cost method. Our plans are funded by us in conformity with the funding requirements of the applicable government regulations. Plan assets consist of both fixed income and equity funds managed by professional fund managers.

We use December 31 as the measurement date for our pension plans.

The components of net periodic benefit costs are as follows:

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Service cost	(75)	(120)	(155)
Interest cost	(1,087)	(879)	(1,271)
Expected return on plan assets	254	214	318
Recognized actuarial loss	(774)	(1,131)	(848)
Net periodic benefit cost	(1,682)	(1,916)	(1,956)
The components of net periodic benefit costs are recognized in the consolidated statement of operations within "administrative expenses" and "vessel operating expenses" amounting to $0.1 million, (2021: $0.2 million) and $1.6 million (2021: $1.7 million), respectively.

The estimated net loss for the defined benefit pension plans that was amortized from accumulated other comprehensive income into net periodic pension benefit cost during the year ended December 31, 2022 is $0.8 million (2021: $1.1 million).

The change in projected benefit obligation and plan assets and reconciliation of funded status for the year ended December 31, 2022 and 2021 are as follows:

(in thousands of $)	2022	2021
Reconciliation of benefit obligation:
Benefit obligation at January 1	47,215	54,122
Service cost	75	120
Interest cost	1,087	879
Actuarial gain (1)	(10,106)	(4,081)
Foreign currency exchange rate changes	(1,227)	(120)
Benefit payments	(2,966)	(3,705)
Benefit obligation at December 31	34,078	47,215
(1) Actuarial gain is sensitive to changes in key actuarial assumptions specifically discount rates, mortality rates and assumed future salary increases.

The accumulated benefit obligation at December 31, 2022 and 2021 was $33.9 million and $46.7 million, respectively.

(in thousands of $)	2022	2021
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	15,858	16,864
Actual return on plan assets	(4,392)	(46)
Employer contributions	2,900	2,900
Foreign currency exchange rate changes	(1,591)	(155)
Benefit payments	(2,966)	(3,705)
Fair value of plan assets at December 31	9,809	15,858

The amounts recognized in accumulated other comprehensive income, as of December 31, 2022 and 2021, is $4.4 million and $10.9 million, respectively.

The actuarial loss recognized in other comprehensive income/(loss) is net of tax of $0.3 million, $0.7 million, and $0.6 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Employer contributions and benefits paid under the pension plans include $2.9 million paid from employer assets for the years ended December 31, 2022 and 2021.

(1) Our defined benefit pension plan is comprised of two schemes as follows:

	December 31, 2022			December 31, 2021
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Fair value of benefit obligation	(7,073)	(27,005)	(34,078)	(11,608)	(35,607)	(47,215)
Fair value of plan assets	8,801	1,008	9,809	15,077	781	15,858
Funded (unfunded) status at end of year	1,728	(25,997)	(24,269)	3,469	(34,826)	(31,357)
The fair value of our plan assets, by category, as of December 31, 2022 and 2021 are as follows:

(in thousands of $)	2022	2021
Equity securities	8,801	15,077
Cash	1,008	781
	9,809	15,858

The asset allocation for our Marine scheme at December 31, 2022 and 2021, by asset category are as follows:

Marine scheme	2022 (%)	2021 (%)
Cash	100	100
Total	100	100

The asset allocation for our UK scheme at December 31, 2022 and 2021, by asset category are as follows:

UK scheme	2022 (%)	2021 (%)
Equity	100	100
Total	100	100

Our investment strategy is to balance risk and reward through the selection of professional investment managers and investing in pooled funds.

We are expected to make the following contributions to the schemes during the year ended December 31, 2023, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	—	2,900

We are expected to make the following pension disbursements as follows:

(in thousands of $)	UK scheme	Marine scheme
2023	340	2,600
2024	370	2,500
2025	470	2,400
2026	390	2,300
2027	400	2,200
2028 - 2032	2,140	9,500

The weighted average assumptions used to determine the benefit obligation for our defined benefit pension plans for the years ended December 31 are as follows:

	2022	2021
Discount rate	4.94%	2.43%
Rate of compensation increase	2.61%	2.70%

The weighted average assumptions used to determine the net periodic benefit cost for our defined benefit pension plans for the years ended December 31 are as follows:

	2022	2021
Discount rate	4.93%	2.44%
Expected return on plan assets	1.81%	1.31%
Rate of compensation increase	2.49%	2.75%
The overall expected long-term rate of return on assets assumption used to determine the net periodic benefit cost for our plans for the years ended December 31, 2022 and 2021 is based on the weighted average of various returns on assets using the asset allocation as of the beginning of 2022 and 2021. For equities and other asset classes, we have applied an equity risk premium over ten-year governmental bonds.